Long-term Debt and Other Borrowing Arrangements (Tables)	12 Months Ended
Oct. 25, 2015
Long-term Debt and Other Borrowing Arrangements
Schedule of long-term debt

	October 25,	October 26,
(in thousands)	2015	2014
Senior unsecured notes, with interest at 4.125%, interest due semi-annually through April 2021 maturity date	$ 250,000	$ 250,000
Less current maturities	–	–

Total	$ 250,000	$ 250,000

Schedule of interest paid
(in millions)
2015	$ 13.1
2014	12.7
2013	12.5